Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income	£ 4,472	£ 3,997	£ 3,381
Non-interest income / (expense)	534	547	454
Total operating income	5,006	4,544	3,835
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,370)	(2,540)	(2,425)
Credit impairment (charges)/write-backs	(321)	233	(639)
Provisions for other liabilities and charges	(421)	(379)	(263)
Total operating credit impairment (charges)/write-backs, provisions and charges	(742)	(146)	(902)
Profit from continuing operations before tax	1,894	1,858	508
Revenue from external customers	5,006	4,544	3,835
Inter-segment revenue	5,006	4,544	3,835
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	562	478	484
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees	101	76	66
Total fee and commission income	836	694	681
Fee and commission expense	(512)	(414)	(363)
Net fee and commission income	324	280	318
Customer loans	219,704	210,616	210,369
Total assets	292,243	293,676	299,064
Assets held for sale	49	0
Customer deposits	196,476	192,176	191,732
Total liabilities	£ 277,532	£ 277,298	£ 282,819
Average number of full-time equivalent staff | employee	18,273	19,844	22,139
Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0	£ 0
Retail Banking
Disclosure of operating segments [line items]
Net interest income	3,689	3,374	2,758
Non-interest income / (expense)	197	201	245
Total operating income	3,886	3,575	3,003
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,683)	(1,703)	(1,792)
Credit impairment (charges)/write-backs	(263)	98	(264)
Provisions for other liabilities and charges	(395)	(187)	(160)
Total operating credit impairment (charges)/write-backs, provisions and charges	(658)	(89)	(424)
Profit from continuing operations before tax	1,545	1,783	787
Revenue from external customers	4,153	4,061	3,685
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	502	428	442
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees	2	2	3
Total fee and commission income	677	570	576
Fee and commission expense	(483)	(384)	(337)
Net fee and commission income	194	186	239
Customer loans	194,661	185,608	178,451
Total assets	203,697	193,214	186,226
Assets held for sale	0
Customer deposits	161,748	156,991	152,167
Total liabilities	£ 161,821	£ 157,622	£ 152,687
Average number of full-time equivalent staff | employee	15,212	16,149	18,198
Retail Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (267)	£ (486)	£ (682)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	180	233	264
Non-interest income / (expense)	195	178	127
Total operating income	375	411	391
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(144)	(163)	(166)
Credit impairment (charges)/write-backs	(27)	33	(44)
Provisions for other liabilities and charges	(6)	4	(8)
Total operating credit impairment (charges)/write-backs, provisions and charges	(33)	37	(52)
Profit from continuing operations before tax	198	285	173
Revenue from external customers	513	489	501
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	20	10	10
Total fee and commission income	20	10	10
Fee and commission expense	(5)	0	0
Net fee and commission income	15	10	10
Customer loans	5,384	4,984	8,025
Total assets	10,371	8,873	11,143
Assets held for sale	0
Customer deposits	0	0	0
Total liabilities	£ 1,223	£ 1,173	£ 2,397
Average number of full-time equivalent staff | employee	531	670	640
Consumer Finance | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (138)	£ (78)	£ (110)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	580	397	355
Non-interest income / (expense)	146	112	96
Total operating income	726	509	451
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(342)	(365)	(324)
Credit impairment (charges)/write-backs	(31)	90	(294)
Provisions for other liabilities and charges	(8)	(34)	(6)
Total operating credit impairment (charges)/write-backs, provisions and charges	(39)	56	(300)
Profit from continuing operations before tax	345	200	(173)
Revenue from external customers	732	619	608
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	60	50	42
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	77	62	50
Total fee and commission income	137	112	92
Fee and commission expense	(18)	(22)	(22)
Net fee and commission income	119	90	70
Customer loans	18,518	19,282	20,821
Total assets	18,518	19,281	20,820
Assets held for sale	0
Customer deposits	24,798	26,466	24,985
Total liabilities	£ 24,473	£ 26,513	£ 25,011
Average number of full-time equivalent staff | employee	2,336	2,281	2,405
Corporate & Commercial Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (6)	£ (110)	£ (157)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income		0	0
Non-interest income / (expense)		0	0
Total operating income		0	0
Operating expenses before credit impairment (charges)/write-backs, provisions and charges		0	0
Credit impairment (charges)/write-backs		0	0
Provisions for other liabilities and charges		0	0
Total operating credit impairment (charges)/write-backs, provisions and charges		0	0
Profit from continuing operations before tax		0	0
Revenue from external customers		0	0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees		0	0
Insurance, protection and investments		0	0
Credit cards		0	0
Non-banking and other fees		0	0
Total fee and commission income		0	0
Fee and commission expense		0	0
Net fee and commission income		0	0
Customer loans		0	2,784
Total assets		0	2,784
Customer deposits		0	6,506
Total liabilities		£ 0	£ 6,517
Average number of full-time equivalent staff | employee		528	716
Corporate & Investment Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue		£ 0	£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	23	(7)	4
Non-interest income / (expense)	(4)	56	(14)
Total operating income	19	49	(10)
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(201)	(309)	(143)
Credit impairment (charges)/write-backs	0	12	(37)
Provisions for other liabilities and charges	(12)	(162)	(89)
Total operating credit impairment (charges)/write-backs, provisions and charges	(12)	(150)	(126)
Profit from continuing operations before tax	(194)	(410)	(279)
Revenue from external customers	(392)	(625)	(959)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	2	2	3
Total fee and commission income	2	2	3
Fee and commission expense	(6)	(8)	(4)
Net fee and commission income	(4)	(6)	(1)
Customer loans	1,141	742	288
Total assets	59,657	72,308	78,091
Assets held for sale	49
Customer deposits	9,930	8,719	8,074
Total liabilities	£ 90,015	£ 91,990	£ 96,207
Average number of full-time equivalent staff | employee	194	216	180
Corporate Centre | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 411	£ 674	£ 949